5. CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2018
Critical Accounting Judgments And Estimates
CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

5. CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

Critical judgments in applying accounting policies

The following are the critical judgments made in applying the Company’s accounting policies which have the most significant effect on the amounts reported in the financial statements:

Deferred Revenue

The Company’s accounting policy relating to deferred revenue is described in Note 4. Certain of the Company’s revenue agreements were noted to include a significant financing component, Judgment by management is required to determine the discount rate used in the significant financing component calculation.

Uncertain income tax positions

The Company operates in numerous jurisdictions and is subject to country-specific tax laws. Management uses significant judgment when determining the worldwide provision for tax, and estimates provisions for uncertain tax positions as the amounts expected to be paid based on a qualitative assessment of all relevant factors. In the assessment, management considers risk with respect to tax matters under active discussion, audit, dispute or appeal with tax authorities, or which are otherwise considered to involve uncertainty. Management reviews the provisions as at each balance sheet date.

Critical accounting estimates and assumptions

The Company makes accounting estimates and assumptions that affect the carrying value of assets and liabilities, reported net (loss) income and disclosure of contingent assets and liabilities. Estimates and assumptions are based on historical experience, current events and other relevant factors, therefore, actual results may differ and differences could be material.

The accounting estimates and assumptions critical to the determination of the amounts reported in the financial statements were as follows:

Derivative financial instruments measured at fair value

Derivative financial assets and liabilities measured at fair value were $52.4 million and $5.6 million, respectively, as at December 31, 2018 (December 31, 2017 — $64.9 million and $5.5 million, respectively).

Quoted market values are unavailable for the Company’s financial instruments and, in the absence of an active market, the Company determines fair value for financial instruments based on prevailing market rates (bid and ask prices, as appropriate) for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market-based inputs. The determination of fair value is significantly impacted by the assumptions used for the amount and timing of estimated future cash flows and discount rates. As a result, the fair value of financial assets and liabilities and the amount of (loss) gain on changes in fair value of financial instruments recorded to net (loss) income could vary.

Impairment of goodwill

Goodwill represented $2,446.6 million of total assets as at December 31, 2018 and 2017. Determining whether goodwill is impaired using a quantitative approach requires an estimation of the Company’s value which requires management to estimate the future cash flows expected to arise from operations and to make assumptions regarding economic factors, tax rates and annual growth rates. Actual operating results and the related cash flows of the Company could differ from the estimates used for the impairment analysis.

Impairment of intangible assets

Intangible assets represented $811.2 million of total assets as at December 31, 2018 (December 31, 2017 — $813.0 million). Impairment of intangible assets is tested annually or more frequently if indicators of impairment or reversal of a prior impairment loss exist. The quantitative impairment analysis requires the Company to estimate the future cash flows expected to arise from operations and to make assumptions regarding economic factors, discount rates, tax rates and annual growth rates. Significant judgments are made in establishing these assumptions. Actual operating results and the related cash flows of the Company could differ from the estimates used for the impairment analysis.

Employee benefits

The cost of defined benefit pension plans and other post-employment benefits, and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions which may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates, future pension increases and return on plan assets. Due to the complexity of the valuation, the underlying assumptions, and its long-term nature, the defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed annually.

Share-based compensation

The expense for stock options is based on the fair value of the awards granted using the Black-Scholes option pricing model. The Black-Scholes option pricing model includes estimates of the dividend yield, expected volatility, risk-free interest rate and the expected life in years. Any changes in these estimates may have a significant impact on the amounts reported.

Determination of useful life of satellites and finite life intangible assets

The estimated useful life and depreciation method for satellites and finite life intangible assets are reviewed annually, with the effect of any changes in estimate being accounted for on a prospective basis. Any change in these estimates may have a significant impact on the amounts reported.

Income taxes

Management assesses the recoverability of deferred tax assets based upon an estimation of the Company’s projected taxable income using enacted or substantially enacted tax laws, and its ability to utilize future tax deductions before they expire. Actual results could differ from expectations.